Related party transactions (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Technical Service Fees Under Management Agreements

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in whole amounts, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

Schedule of Costs Incurred Under the Management Agreements

	Three months ended		Six months ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Costs incurred under the Management Agreements:
Technical services	$—	$33,040	$9,712	$63,707
Dry-dock activities included in technical services	—	1,435	419	2,766
Administrative and strategic services	—	18	5	36
Reimbursed expenses	—	966	305	1,830
Construction supervision	—	734	100	1,222
Costs incurred with the Manager and parties related thereto:
Consulting services	—	42	—	84